Other assets - Intangible assets (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Cost	CAD 17,881	CAD 17,102
Accumulated Amortization	14,707	12,717
Net book value	3,174	4,385
Internally developed computer software capitalized during the period	779	990	CAD 2,826
Internally development computer software disposed of during period		6,601	0
Amortization of intangible assets	1,990	3,648	CAD 3,276
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	1,497
2017	977
2018	576
2019	124
Net book value	CAD 3,174	CAD 4,385